AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

On July 20, 2011

File No’s 333-65599 & 811-09053

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No.

[15]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.

[16]

(Check Appropriate Box or Boxes)

THE MP 63 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of Principal Executive Offices)(Zip Code)

(914) 925-0022

(Registrant’s Telephone Number, Including Area Code)

Vita Nelson

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and Address of Agent For Service)

With a copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street Suite 1400

Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: Immediately Upon Effectiveness

It is proposed that this filing will become effective (check appropriate box):

[X]

immediately upon filing pursuant to paragraph (b).

[   ]

on __________ pursuant to paragraph (b).

[   ]

60 days after filing pursuant to paragraph (a)(1).

[   ]

on _________, pursuant to paragraph (a)(1).

[   ]

75 days after filing pursuant to paragraph (a)(2).

[   ]

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the  Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the  Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this  Amendment No. 14 to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester and State of New York, on the 20th day of July, 2011.

THE MP 63 FUND, INC.

By: /s/  Lester Nelson

Lester Nelson, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registrants Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By: /s/  Vita Nelson

 July 20, 2011

Vita Nelson

Director and President

By: /s/ David Fish

July 20, 2011

David Fish

Treasurer

By:

Ted S. Gladstone

Director

By: /s/ Gloria L. Schaffer

July 20, 2011

Gloria L. Schaffer

Director

By: /s/ Richard Yaffa

 July 20, 2011

Richard Yaffa

Director

The above persons signing as Director are all of the members of the Registrant’s Board of Directors.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase